FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617 563 7000

                                October 23, 1996





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:   File Room



Re:          Fidelity Union Street Trust (the trust):

             Fidelity Export Fund
             Spartan Aggressive Municipal Fund
             Spartan Arizona Municipal Income Fund
             Spartan Ginnie Mae Fund
             Spartan Intermediate Municipal Fund
             Spartan Maryland Municipal Income Fund
             Spartan Municipal Income Fund
             Spartan Short-Intermediate Municipal Fund (the funds)


             File No.  2-50318 and 811-2460

__________________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.
                        Very truly yours,







                        /s/Arthur S. Loring
                           Arthur S. Loring
                           Secretary